SGI Global Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace/Defense - 2.0%
Lockheed Martin Corp.	4,515	$2,123,585

Airlines - 1.1%
Ryanair Holdings PLC - ADR	9,705	1,180,516

Auto Manufacturers - 5.0%
Honda Motor Co., Ltd. - ADR	107,886	3,659,493
Toyota Motor Corp. - ADR	7,587	1,650,248
		5,309,741

Banks - 4.6%
Credicorp Ltd.	12,605	2,083,859
HDFC Bank, Ltd. - ADR	44,610	2,582,473
Shinhan Financial Group Co., Ltd. - ADR	6,000	206,400
		4,872,732

Beverages - 4.5%
Coca-Cola Co.	41,158	2,590,073
Coca-Cola Femsa SAB de CV - ADR	23,061	2,159,893
		4,749,966

Biotechnology - 6.1%
Exelixis, Inc.(a)	27,828	603,589
United Therapeutics Corp.(a)	11,324	3,115,572
Vertex Pharmaceuticals, Inc.(a)	6,013	2,737,960
		6,457,121

Building Materials - 0.9%
Boise Cascade Co.	1,410	193,579
UFP Industries, Inc.	6,068	725,005
		918,584

Commercial Services - 0.2%
Automatic Data Processing, Inc.	840	205,733

Computers - 0.8%
Check Point Software Technologies Ltd.(a)	5,866	882,833

Cosmetics & Personal Care - 3.9%
Colgate-Palmolive Co.	41,560	3,863,418
Procter & Gamble Co.	1,264	207,978
		4,071,396

Electric - 1.7%
Consolidated Edison, Inc.	4,528	428,123
Evergy, Inc.	12,467	681,446
National Grid PLC - ADR	12,442	719,894
		1,829,463

Environmental Control - 1.0%
Waste Management, Inc.	4,822	1,016,140

Food - 1.6%
Flowers Foods, Inc.	19,430	451,164
General Mills, Inc.	9,204	632,775
Kroger Co., (The)	12,156	636,610
		1,720,549

Gas - 1.2%
National Fuel Gas Co.	22,277	1,273,353

Healthcare-Services - 4.5%
Centene Corp.(a)	2,566	183,700
Chemed Corp.	360	199,573
Elevance Health, Inc.	1,348	725,871
Ensign Group, Inc.	1,674	202,956
Humana, Inc.	4,926	1,764,099
Molina Healthcare, Inc.(a)	2,038	641,114
UnitedHealth Group, Inc.	2,180	1,079,907
		4,797,220

Household Products/Wares - 2.2%
Kimberly-Clark Corp.	17,303	2,306,490

Insurance - 12.5%
Allstate Corp., (The)	10,007	1,676,372
American International Group, Inc.	6,713	529,119
Axis Capital Holdings Ltd.	14,624	1,080,421
Berkshire Hathaway, Inc. - Class B(a)	1,102	456,669
Cincinnati Financial Corp.	7,700	905,366
Everest Group Ltd.	3,716	1,452,696
Loews Corp.	6,746	518,093
MetLife, Inc.	29,173	2,111,250
Progressive Corp.	19,080	4,029,314
Reinsurance Group of America, Inc.	1,200	251,760
Unum Group	4,052	218,241
		13,229,301

Internet - 3.7%
Alphabet, Inc. - Class C(a)	17,422	3,030,731
GoDaddy, Inc. - Class A(a)	1,879	262,365
Vipshop Holdings Ltd. - ADR	39,222	630,297
		3,923,393

Iron/Steel - 0.9%
Commercial Metals Co.	15,966	899,205

Lodging - 1.1%
H World Group Ltd. - ADR	30,413	1,132,276

Mining - 3.6%
Agnico Eagle Mines Ltd.	3,797	258,994
Rio Tinto PLC - ADR	51,273	3,594,237
		3,853,231

Oil & Gas - 1.9%
Cenovus Energy, Inc.	76,266	1,587,858
PBF Energy, Inc. - Class A	4,799	222,338
Shell PLC - ADR	3,179	231,367
		2,041,563

Pharmaceuticals - 13.5%
Bristol-Myers Squibb Co.	5,827	239,432
Cardinal Health, Inc.	12,952	1,285,745
Dr Reddy's Laboratories Ltd. - ADR	26,468	1,817,823
GSK PLC - ADR	28,799	1,289,331
McKesson Corp.	2,446	1,393,217
Merck & Co., Inc.	13,906	1,745,759
Neurocrine Biosciences, Inc.(a)	17,464	2,364,800
Novo Nordisk AS - ADR	11,357	1,536,375
Takeda Pharmaceutical Co., Ltd. - ADR	194,143	2,591,809
		14,264,291

REITS - 0.2%
Welltower, Inc.	2,350	243,625

Retail - 4.0%
Casey's General Stores, Inc.	1,097	363,963
Costco Wholesale Corp.	1,154	934,613
McDonald's Corp.	7,091	1,835,789
O'Reilly Automotive, Inc.(a)	374	360,259
Wal-Mart Stores, Inc.	11,779	774,587
		4,269,211

Semiconductors - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,894	437,110
United Microelectronics Corp. - ADR	203,188	1,727,098
		2,164,208

Software - 5.9%
Electronic Arts, Inc.	16,441	2,184,680
Microsoft Corp.	7,351	3,051,620
NetEase, Inc. - ADR	11,025	981,556
		6,217,856

Telecommunications - 6.4%
Chunghwa Telecom Co., Ltd. - ADR	12,819	507,761
Cisco Systems, Inc.	4,328	201,252
Motorola Solutions, Inc.	2,842	1,037,074
Nice Ltd. - ADR(a)	12,072	2,216,057
Orange SA - ADR	16,938	199,021
Telefonica Brasil SA - ADR	131,435	1,100,111
Telkom Indonesia Persero Tbk PT - ADR	23,379	420,121
TELUS Corp.	21,051	346,289
TIM SA - ADR	44,871	683,385
		6,711,071

Transportation - 0.5%
Union Pacific Corp.	2,368	551,318
TOTAL COMMON STOCKS (Cost $93,885,521)		103,215,971

TOTAL INVESTMENTS - 97.6% (Cost $93,885,521)		$103,215,971
Money Market Deposit Account - 1.8%(b)		1,862,749
Other Assets in Excess of Liabilities - 0.6%		599,770
TOTAL NET ASSETS - 100.0%		$105,678,490

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
(a) Non-income producing security.
(b) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	103,215,971	–	–	103,215,971
Total Investments	103,215,971	–	–	103,215,971
Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investmentsat the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in  relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.